Long term debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11.  Long term debt:

(a)	Merck

Pursuant to collaboration agreements with Merck Sharp & Dohme Corp. (“Merck”) signed in 2009, Merck granted the Company an interest-bearing credit facility of up to $100,000, secured by a first priority interest to the Company’s patents and all associated proceeds. On September 25, 2012, Merck terminated the agreements.

In December 2012, the Company agreed to settle its debt obligation by way of a $20,000 settlement amount to settle its outstanding debt of $50,000 plus accrued interest of $2,164. The Company paid $7,000 on December 31, 2012 and $13,000 on March 1, 2013, extinguishing all outstanding debt obligations to Merck. The Company recorded a gain on debt settlement of $20,834 for the year ended December 31, 2013.

(b)	MidCap
On July 18, 2014, the Company closed a senior, secured term loan facility with MidCap Financial, LLC for up to $22,000 consisting of two tranches bearing interest at a rate of LIBOR plus 8%. Interest is payable on a monthly basis. The first tranche of $12,000 is available for working capital and general corporate purposes. The second tranche of up to $10,000 is available to support a product or company acquisition. The loan carries a term of 48 months and is secured by substantially all of the assets of the Company. At December 31, 2014, the Company has drawn $12,000 of the first tranche of the loan facility. Future repayments are as follows:

2015	$1,714
2016	4,114
2017	4,114
2018	2,058

Total repayments	$12,000